Share Based Awards (Details - Warrant activity)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Equity [Abstract]
Warrants outstanding, beginning | shares	0
Warrants outstanding, weighted average exercise price, beginning | $ / shares	$ 0
Warrants granted | shares	692,500
Warrants granted, weighted average exercise price | $ / shares	$ 2.26
Warrants forfeited/cancelled/restored | shares	0
Warrants forfeited/cancelled/restored, weighted average exercise price | $ / shares	$ 0
Warrants exercised | shares	0
Warrants exercised, weighted average exercise price | $ / shares	$ 0
Warrants outstanding, ending | shares	692,500
Warrants outstanding, weighted average exercise price, ending | $ / shares	$ 2.26